Acquisition of Orbital ATK (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The Merger date fair value of the consideration transferred totaled $7.7 billion in cash, which was comprised of the following:

$ in millions, except per share amounts	Purchase price
Shares of Orbital ATK common stock outstanding as of the Merger date	57,562,152
Cash consideration per share of Orbital ATK common stock	$134.50
Total purchase price	$7,742

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following purchase price allocation table presents the company’s final determination of the fair values of assets acquired and liabilities assumed at the Merger date:

$ in millions	As of June 6, 2018
Cash and cash equivalents	$85
Accounts receivable	596
Unbilled receivables	1,237
Inventoried costs	220
Other current assets	237
Property, plant and equipment	1,509
Goodwill	6,259
Intangible assets	1,525
Other non-current assets	151
Total assets acquired	11,819
Trade accounts payable	(397)
Accrued employee compensation	(158)
Advance payments and billings in excess of costs incurred	(222)
Below market contracts(1)	(151)
Other current liabilities	(412)
Long-term debt	(1,687)
Pension and OPB plan liabilities	(613)
Deferred tax liabilities	(248)
Other non-current liabilities	(189)
Total liabilities assumed	(4,077)
Total purchase price	$7,742
(1)
Included in Other current liabilities in the consolidated statements of financial position.

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table presents a summary of purchased intangible assets and their related estimated useful lives:

	Fair Value (in millions)	Estimated Useful Life in Years
Customer contracts	$1,245	9
Commercial customer relationships	280	13
Total customer-related intangible assets	$1,525

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents unaudited pro forma financial information prepared in accordance with Article 11 of Regulation S-X and computed as if Orbital ATK had been included in our results as of January 1, 2017:

	Year Ended December 31
$ in millions, except per share amounts	2018	2017
Sales	$32,319	$30,634
Net earnings	3,417	2,938
Diluted earnings per share	19.57	16.73